COMPULSORY LOAN (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
COMPULSORY LOAN
Interest rate on compulsory loan	6.00%
CURRENT
Interest payable	R$ 42,260	R$ 48,193
NON-CURRENT
Credit raised	458,874	460,940
TOTAL	R$ 501,134	R$ 509,133